Share-Based Payments Narrative (Detail)	60 Months Ended		12 Months Ended					60 Months Ended	12 Months Ended
	Apr. 23, 2009	Dec. 31, 2013	Dec. 31, 2013 Total Shareholder Return Units (TSRU) [Member]	Dec. 31, 2012 Total Shareholder Return Units (TSRU) [Member]	Dec. 31, 2011 Total Shareholder Return Units (TSRU) [Member]	Dec. 31, 2013 Total Shareholder Return Units (TSRU) [Member] Minimum [Member]	Dec. 31, 2013 Total Shareholder Return Units (TSRU) [Member] Maximum [Member]	Apr. 23, 2009 Restated And Amended 2004 [Member]	Dec. 31, 2013 RSU, PPS, PSA and Restricted Stock [Member]	Dec. 31, 2013 Stock Options & TSRU [Member]	Dec. 31, 2013 Employee Stock Option [Member]		Dec. 31, 2012 Employee Stock Option [Member]		Dec. 31, 2011 Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	425,000,000
Share Based Compensation Arrangement By Share Based Payment Award, Number of Equity Awards Period								36 months
Maximum shares available per individual during the plan period								8,000,000
Number of shares counted toward maximum									2	1
Shares available for award		156,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											3 years
Contractual term											10 years
Holding period											1 year
Exercise period in the event of a divestiture or restructuring											3 months
Contractual term (years)			5 years 11 months 24 days	5 years 11 months 19 days	5 years 11 months 12 days	5 years	7 years				6 years 6 months	[1]	6 years 6 months	[1]	6 years 3 months	[1]

[1]	Determined using historical exercise and post-vesting termination patterns.